August 16, 2010

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:	Pacific Biosciences of California, Inc.—Registration Statement on Form S-1
(the “Registration Statement”)

Ladies and Gentlemen:

On behalf of Pacific Biosciences of California, Inc., a Delaware corporation (the “Company”), pursuant to the Securities Act of 1933, as amended (the “Act”), and Regulation S-T promulgated thereunder, we hereby transmit for filing via EDGAR the Company’s Registration Statement on Form S-1, together with certain exhibits thereto. The Registration Statement registers shares of the Company’s common stock to be offered in an initial public offering by the Company. Manually executed signature pages and consents have been signed prior to the time of this electronic filing and will be retained by the Company for five years. Pursuant to Rule 457(o), the Company has computed the fee due on the basis of the maximum aggregate offering price. Pursuant to Rule 13(c) of Regulation S-T, a wire transfer in the amount of $14,260 was submitted to the Commission’s lock-box in connection with this filing.

We respectfully request that you provide us with a letter of comments respecting the Registration Statement at your earliest convenience.

Pursuant to Rule 461(a) of Regulation C under the Act, on behalf of the Company and the managing underwriters named in the section “Underwriters” of the prospectus included within the Registration Statement, the Company and such managing underwriters inform the staff of the Securities and Exchange Commission that the Company may orally request acceleration of the effective date of the Registration Statement and that the Company and such underwriters are aware of their respective obligations under the Act.

Should you have any questions or comments, please do not hesitate to contact Donna M. Petkanics or me at (650) 493-9300.

Very truly yours,

WILSON SONSINI GOODRICH & ROSATI Professional Corporation

/s/ Glenn J. Luinenburg
Glenn J. Luinenburg

cc:	Hugh C. Martin

Matthew B. Murphy

Pacific Biosciences of California, Inc.

Alan F. Denenberg

Davis Polk & Wardwell LLP